Taxes (Details 1)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
China statutory income tax rate		25.00%	25.00%	25.00%
Preferential tax rate reduction		(37.28%)	(24.51%)	(24.76%)
Change in valuation allowance		(15.37%)	(2.01%)	0.44%
Additional R&D deduction in China		1.38%	0.83%	(1.24%)
Permanent difference		(0.20%)	(0.06%)	(0.37%)
Tax rate difference outside China	[1]	(0.05%)	0.04%	(0.04%)
Effective tax rate		(26.52%)	(0.71%)	(0.97%)

[1]	It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, and tax exempt in Cayman Islands.